OPERATING EXPENSES	12 Months Ended
Dec. 31, 2019
Operating Expenses (Note 13)
OPERATING EXPENSES

Components by nature of the Company’s functional operating expense categories are as follows:

	For the year ended December 31, 2019
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$424	$136	$21	$2	$583
Consultants	108	211	29	-	348
Depreciation	14	157	-	-	171
Directors fees	277	-	-	-	277
Exploration and evaluation	-	40	-	-	40
Investor relations and marketing communications	1	8	592	-	601
Professional fees	614	5	-	-	619
Salaries	899	329	175	179	1,582
Share-based payments (non-cash) (Note 11(d))	824	143	325	304	1,596
Transfer agent and filing fees	193	-	1	-	194
Travel and accommodation	60	95	34	32	221
Operating expenses total	$3,414	$1,124	$1,177	$517	$6,232
Write-down of mineral properties (non-cash) (Note 6)					341
Loss from operational activities					$6,573

	For the year ended December 31, 2018
	General and administration	Exploration and evaluation	Investor relations and marketing communications	Corporate development and due diligence	Total
Administrative and office	$501	$139	$33	$5	$678
Consultants	62	72	17	-	151
Depreciation	11	193	-	-	204
Directors fees	143	-	-	-	143
Exploration and evaluation	-	1	-	-	1
Investor relations and marketing communications	7	7	803	2	819
Professional fees	342	-	-	-	342
Salaries	1,110	145	228	238	1,721
Share-based payments (non-cash) (Note 11(d))	2,254	106	437	235	3,032
Transfer agent and filing fees	162	-	8	-	170
Travel and accommodation	100	101	108	25	334
Operating expenses total	$4,692	$764	$1,634	$505	$7,595
Write-down of mineral properties (non-cash) (Note 6)					4,181
Loss from operational activities					$11,776